                               Janus Aspen Series
                          Global Technology Portfolio
                              Institutional Shares

                       Supplement dated February 1, 2006
                      to Currently Effective Prospectuses

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

A team of technology analysts selects investments for Global Technology Portfolio. J. Brad Slingerlend and B. Barney Wilson, Janus research analysts, co-head the team and are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. Neither Mr. Slingerlend nor Mr. Wilson has any limitations on their role. Mr. Slingerlend is an equity research analyst and leader of the technology research team. Mr. Slingerlend started at Janus during the summer of 1998 covering primarily the technology, retail, and entertainment industries and joined Janus full time in September 2000. Mr. Slingerlend has a Bachelor's degree in economics and astrophysics from Williams College. He has earned the right to use the Chartered Financial Analyst designation. Mr. Wilson is an equity research analyst focused primarily on technology companies. Prior to joining Janus in January 2005, he was a research analyst at Lincoln Equity Management. Mr. Wilson has over 10 years of investment experience, which includes working as an analyst at both American Century and Putnam Investments and as a corporate finance associate at an investment bank. Mr. Wilson holds a Bachelor of Arts degree from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business.

                               Janus Aspen Series
                          Global Technology Portfolio
                                 Service Shares

                       Supplement dated February 1, 2006
                      to Currently Effective Prospectuses

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

A team of technology analysts selects investments for Global Technology Portfolio. J. Brad Slingerlend and B. Barney Wilson, Janus research analysts, co-head the team and are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. Neither Mr. Slingerlend nor Mr. Wilson has any limitations on their role. Mr. Slingerlend is an equity research analyst and leader of the technology research team. Mr. Slingerlend started at Janus during the summer of 1998 covering primarily the technology, retail, and entertainment industries and joined Janus full time in September 2000. Mr. Slingerlend has a Bachelor's degree in economics and astrophysics from Williams College. He has earned the right to use the Chartered Financial Analyst designation. Mr. Wilson is an equity research analyst focused primarily on technology companies. Prior to joining Janus in January 2005, he was a research analyst at Lincoln Equity Management. Mr. Wilson has over 10 years of investment experience, which includes working as an analyst at both American Century and Putnam Investments and as a corporate finance associate at an investment bank. Mr. Wilson holds a Bachelor of Arts degree from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business.

                               Janus Aspen Series
                          Global Technology Portfolio
                               Service II Shares

                       Supplement dated February 1, 2006
                      to Currently Effective Prospectuses

Effective February 1, 2006, the following replaces the corresponding information in the "INVESTMENT PERSONNEL" section of the Prospectuses:

A team of technology analysts selects investments for Global Technology Portfolio. J. Brad Slingerlend and B. Barney Wilson, Janus research analysts, co-head the team and are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. Neither Mr. Slingerlend nor Mr. Wilson has any limitations on their role. Mr. Slingerlend is an equity research analyst and leader of the technology research team. Mr. Slingerlend started at Janus during the summer of 1998 covering primarily the technology, retail, and entertainment industries and joined Janus full time in September 2000. Mr. Slingerlend has a Bachelor's degree in economics and astrophysics from Williams College. He has earned the right to use the Chartered Financial Analyst designation. Mr. Wilson is an equity research analyst focused primarily on technology companies. Prior to joining Janus in January 2005, he was a research analyst at Lincoln Equity Management. Mr. Wilson has over 10 years of investment experience, which includes working as an analyst at both American Century and Putnam Investments and as a corporate finance associate at an investment bank. Mr. Wilson holds a Bachelor of Arts degree from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business.